Touchstone Sands Capital Emerging Markets Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.64%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.76%)	(0.99%)	2.85%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.50%	(0.73%)	2.60%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.63%	0.34%	3.66%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	0.25%	3.60%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.85%	0.29%	2.90%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	0.41%	3.75%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.81%	0.43%	3.71%

[1]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.